Interim condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2023	$ 197,399	$ 255,364	$ (12,716)	$ 7,278	$ (52,527)
Changes in equity
Loss after income tax expense for the period	(2,747)	0	0	0	(2,747)
Foreign currency translation	159	0	159	0	0
Total comprehensive income for the period	(2,588)	0	159	0	(2,747)
Fair value of performance rights exercised	0	1,732	0	(1,732)	0
Share based payments expensed/capitalised	1,494	0	0	1,494	0
Fair value of unlisted options exercised	0	84	0	(84)	0
Share issue costs	(11)	(11)	0	0	0
Ending balance at Dec. 31, 2023	196,294	257,169	(12,557)	6,956	(55,274)
Beginning balance at Jun. 30, 2023	197,399	255,364	(12,716)	7,278	(52,527)
Changes in equity
Share issue costs	(768)
Ending balance at Jun. 30, 2024	218,221	281,671	(12,761)	9,663	(60,352)
Changes in equity
Loss after income tax expense for the period	(4,719)	0	0	0	(4,719)
Foreign currency translation	(880)	0	(880)	0	0
Total comprehensive income for the period	(5,599)	0	(880)	0	(4,719)
Fair value of performance rights exercised	5,186	5,186	0	0	0
Share based payments expensed/capitalised	(1,401)	0	0	(1,401)	0
Share issue costs	0
Ending balance at Dec. 31, 2024	$ 216,407	$ 286,857	$ (13,641)	$ 8,262	$ (65,071)